UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  October 28, 2005

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 33



Form 13F Information Table Value
Total: 178503(thousands)
List of Other Included Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE     SHRS OR    SH/ INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000)  PRN AMT    PRN DISCRETN   MANAGERS   SOLE     SHARED  NONE
----------------------    ---------------     ------------ --------  ----------
AIRTRAN HOLDINGS          COM                    00949P108       7730     610550SH        SOLE               610550
ALCOA                     COM                    013817101       4419     180950SH        SOLE               180950
AMERICAN INDEPENDENC      COM                    026760405       1482     120000SH        SOLE               120000
BAXTER INT'L              COM                    071813109       6587     165200SH        SOLE               165200
BED BATH BEYOND           COM                    075896100       6879     171200SH        SOLE               171200
BIOMET                    COM                    090613100       5491     158200SH        SOLE               158200
CEMEX                     SPON ADR 5 ORD          151290889      8699     166330SH        SOLE               166330
CISCO                     COM                    17275R102       6657     371500SH        SOLE               371500
FIFTH THIRD BANC          COM                     316773100      4793     130411SH        SOLE               130411
GANNETT INC               COM                     364730101      7939     115347SH        SOLE               115347
GEN AMER INVS             COM                     368802104      2804      80514SH        SOLE                80514
HEARTLAND PRTNRS          UT LTD PARTNER          422357103        82      48400SH        SOLE                48400
HOME DEPOT                COM                     437076102      6663     174700SH        SOLE               174700
ILLINOIS TOOL WKS         COM                     452308109      5808      70549SH        SOLE                70549
INDEPENDENCE HLDG         COM                     453440307      1212      66600SH        SOLE                66600
INTEL CORP                COM                     458140100      6097     247350SH        SOLE               247350
INTERPUBLIC GRP           COM                     460690100      3998     343434SH        SOLE               343434
JP MORGAN CHASE           COM                    46625H100       6029     177680SH        SOLE               177680
LAMAR ADVERT              CL A                    512815101      7746     170800SH        SOLE               170800
MEDIMMUNE                 COM                     584699102      5848     173795SH        SOLE               173795
MOLEX INC CL A            COM                     608554200      6145     239000SH        SOLE               239000
NORTH FORK BANC           COM                     659424105      6436     252402SH        SOLE               252402
REGENERON                 COM                    75886F107       2304     242754SH        SOLE               242754
SCHERING-PLOUGH           COM                     806605101      5946     282449SH        SOLE               282449
SMURFIT-STONE             COM                     832727101      4729     456450SH        SOLE               456450
TEMPLE-INLAND             COM                     879868107      6322     154764SH        SOLE               154764
TEXAS INSTRU              COM                     882508104      5887     173650SH        SOLE               173650
TIME WARNER               COM                     887317105      7038     388626SH        SOLE               388626
TIME WARNER TELECOM       CL A                    887319101       109      14000SH        SOLE                14000
TOYOTA MOTOR              SP ADR REP2COM          892331307      6988      75650SH        SOLE                75650
TYCO INT'L                COM                     902124106      6838     245519SH        SOLE               245519
VIACOM CL B               CL B                    925524308      5858     177450SH        SOLE               177450
WEYERHAUSER               COM                     962166104      6940     100950SH        SOLE               100950